Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Voyage revenues (notes 6 and 12a)	$ 601,256	$ 510,762	$ 432,676
Cost of Goods and Services Sold	21,387	28,237	8,202
Vessel operating expenses (note 12a)	(111,585)	(117,658)	(101,539)
Time-charter hire expense (notes 5b and 12a)	(19,994)	(7,670)	0
Depreciation and amortization	(136,765)	(124,378)	(105,545)
General and administrative expenses (notes 12a and 17)	(22,521)	(28,512)	(18,141)
Gain (loss) on sales of vessels and write-down of goodwill and vessels (notes 6, 8 and 19)	13,564	(54,653)	(50,600)
Restructuring charges (notes 12a and 18)	(3,315)	(1,845)	0
Income from vessel operations	299,253	147,809	148,649
Equity income (note 7)	58,819	53,546	9,789
Interest expense	(164,521)	(128,303)	(80,937)
Interest income	3,985	3,760	2,915
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	(13,361)	3,278	(5,309)
Foreign currency exchange (loss) gain (notes 10 and 13)	(9,640)	1,371	(26,933)
Other (expense) income (notes 5a and 14b)	(2,454)	(51,373)	1,561
Net income before income tax expense	172,081	30,088	49,735
Income tax expense (notes 11 and 14c)	(7,477)	(3,213)	(824)
Net income	164,604	26,875	48,911
Non-controlling interest in net income	11,814	(1,494)	14,946
Preferred unitholders' interest in net income	25,702	25,701	13,979
General partner's interest in net income	2,542	53	400
Limited partners’ interest in net income	$ 124,546	$ 2,615	$ 19,586
Limited partners’ interest in net income per common unit (note 16):
Basic (USD per unit)	$ 1.59	$ 0.03	$ 0.25
Diluted (USD per unit)	$ 1.59	$ 0.03	$ 0.25
Weighted-average number of common units outstanding (note 16):
Basic (in units)	78,177,189	79,672,435	79,617,778
Diluted (in units)	78,268,412	79,842,328	79,791,041
Cash distributions declared per common unit (USD per unit)	$ 0.71	$ 0.56	$ 0.56